Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Retirement Benefits [Abstract]
Changes in benefit obligations and plan assets and the funded status

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Change in benefit obligation:
Obligation at beginning of year	$5,529	$5,270	$1,436	$1,351
Service cost	26	29	3	4
Interest cost	300	319	75	80
Actuarial loss	320	324	59	148
Plan amendments	—	—	(45)	(51)
Benefits paid	(397)	(410)	(94)	(97)
Settlements	(9)	—	—	—
Curtailment	—	(3)	—	1
One-time cost	(3)	—	—	—

Obligation at end of year	$5,766	$5,529	$1,434	$1,436

Change in plan assets:
Fair value of plan assets at beginning of year	$4,934	$4,054	$270	$270
Actual return on plan assets	362	479	1	31
Employer contributions	220	811	78	66
Benefits paid	(397)	(410)	(94)	(97)
Settlements	(9)	—	—	—

Fair value of plan assets at end of year	$5,110	$4,934	$255	$270

Funded status	$(656)	$(595)	$(1,179)	$(1,166)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets — other assets and deferred charges	7	3	—	—
Accrued benefit — other current liability	(9)	(18)	(74)	(78)
Accrued benefit — long-term retirement benefits	(654)	(580)	(1,105)	(1,088)

Net amount recognized	(656)	(595)	(1,179)	(1,166)
Accumulated other comprehensive loss	596	382	2	(23)

Net amounts recognized in the consolidated balance sheets	$(60)	$(213)	$(1,177)	$(1,189)

Accumulated other comprehensive loss

	2011			2010
	Pension Benefits	Postretirement Benefits	Total	Pension Benefits	Postretirement Benefits	Total
Prior service cost (credit)	$26	$(135)	$(109)	$30	$(119)	$(89)
Net actuarial loss	570	137	707	352	96	448
Deferred income taxes	(245)	(23)	(268)	(160)	(13)	(173)

Accumulated other comprehensive loss	$351	$(21)	$330	$222	$(36)	$186

Changes in accumulated other comprehensive loss

	2011			2010
	Pension Benefits	Postretirement Benefits	Total	Pension Benefits	Postretirement Benefits	Total
Prior service credit	$—	$(45)	$(45)	$—	$(51)	$(51)
Net actuarial loss	331	76	407	185	136	321
Amortization of prior service cost (credit)	(4)	29	25	(4)	24	20
One-time cost	(3)	—	(3)	—	—	—
MTM adjustment	(110)	(35)	(145)	(3)	(107)	(110)
Deferred income tax expense	(85)	(10)	(95)	(72)	(30)	(102)

Change in accumulated other comprehensive loss	$129	$15	$144	$106	$(28)	$78

Weighted-average assumptions used to determine benefit obligations

	Pension Benefits		Postretirement
	2011	2010	2011	2010
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	5.00%	5.66%	4.84%	5.52%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%

Accumulated benefit obligations

	December 31,
	2011	2010
Projected benefit obligation	$5,737	$5,499
Accumulated benefit obligation	5,630	5,380
Plan assets	5,074	4,901

Components of the total benefit cost and assumptions

	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Components of total benefit cost:
Service cost	$26	$29	$31	$3	$4	$4
Interest cost	300	319	319	75	80	80
Expected return on plan assets	(373)	(343)	(264)	(18)	(18)	(16)
Amortization of prior service cost (credit)	4	4	4	(29)	(24)	(24)
MTM adjustment	110	3	14	35	107	35
Curtailment	—	—	—	—	1	—
Special termination benefits	—	—	8	—	—	—
Settlements	—	—	1	—	—	—

Total benefit cost	$67	$12	$113	$66	$150	$79

Weighted-average assumptions used to determine net periodic benefit cost

	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	5.66%	6.30%	6.40%	5.52%	6.20%	6.39%
Expected long-term return on plan assets	7.73%	8.24%	8.24%	7.00%	7.00%	6.80%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%

Pension and postretirement plans weighted-average asset allocations

	Pension Plans
	2011 Target(1)	2011	2010 Target(1)	2010
Asset Category:
Domestic equities	9%	11%	27%	28%
International equities	11%	13%	13%	12%
Global equities	9%	6%	5%	7%
Fixed income	53%	55%	40%	38%
High yield fixed income	3%	3%	2%	3%
Hedge funds	4%	5%	7%	6%
Private equity	1%	1%	2%	1%
Real estate	4%	4%	2%	3%
Global tactical asset allocation	2%	2%	2%	2%
Commodities (2)	4%	—%	—%	—%

Total	100%	100%	100%	100%

(1)	Allows for a rebalancing range of up to 5 percentage points around target asset allocations.

(2)	Commodities were approved in December 2011 and are expected to be funded in 2012.

	Postretirement Plans
	2011 Target(1)	2011	2010 Target(1)	2010
Asset Category:
Domestic equities	21%	21%	42%	43%
International equities	21%	19%	16%	16%
Fixed income	58%	57%	39%	36%
Hedge funds	—%	—%	1%	1%
Cash and other	—%	3%	2%	4%

Total	100%	100%	100%	100%

(1)	Allows for a rebalancing range of up to 5 percentage points around target asset allocations.

Pension and postretirement plan assets carried at fair value

Pension Plans	Level 1	Level 2	Level 3	Total
Asset Category:
Domestic equities	$765	$247	$—	$1,012
International equities	118	401	—	519
Global equities	322	—	—	322
Fixed income	40	2,082	36	2,158
High yield fixed income	—	144	—	144
Hedge funds	—	—	249	249
Private equity	—	—	46	46
Real estate	35	—	161	196
Global tactical asset allocation	—	91	—	91
Other	1	77	2	80

Total	$1,281	$3,042	$494	$4,817

Postretirement Plans	Level 1	Level 2	Level 3	Total
Asset Category:
Domestic equities	$—	$54	$—	$54
International equities	—	48	—	48
Fixed income	15	129	—	144
Other	—	6	—	6

Total	$15	$237	$—	$252

(1)	See note 1 for additional information on the fair value hierarchy.

Pension Plans	Level 1	Level 2	Level 3	Total
Asset Category:
Domestic equities	$781	$246	$—	$1,027
International equities	126	468	—	594
Global equities	351	1	—	352
Fixed income	34	1,542	55	1,631
High yield fixed income	—	136	—	136
Hedge funds	—	2	274	276
Private equity	—	3	45	48
Real estate	46	20	90	156
Global tactical asset allocation	—	98	—	98
Other	4	564	3	571

Total	$1,342	$3,080	$467	$4,889

Postretirement Plans	Level 1	Level 2	Level 3	Total
Asset Category:
Domestic equities	$—	$115	$—	$115
International equities	—	44	—	44
Fixed income	1	95	—	96
Hedge funds	—	—	1	1
Real estate and other	—	14	—	14

Total	$1	$268	$1	$270

(1)	See note 1 for additional information on the fair value hierarchy.

Transfers of pension and postretirement plan assets in and out of Level 3

	Balance as of January 1, 2011	Purchases, Sales, Issuances and Settlements (net)	Realized Gains	Unrealized Gains (Losses)	Transferred From Other Levels(1)	Balance as of December 31, 2011
Fixed income	$55	$(24)	$11	$(8)	$2	$36
Hedge funds	275	(19)	47	(54)	—	249
Private equity	45	(4)	4	1	—	46
Real estate	90	54	1	16	—	161
Other	3	—	(1)	—	—	2

Total	$468	$7	$62	$(45)	$2	$494

(1)	Transfers in and out of Level 3 occur using the fair value at the beginning of the period.

	Balance as of January 1, 2010	Purchases, Sales, Issuances and Settlements (net)	Realized Gains	Unrealized Gains (Losses)	Transferred From Other Levels	Balance as of December 31, 2010
Fixed income	$96	$(54)	$18	$(5)	$—	$55
Hedge funds	291	(33)	15	2	—	275
Private equity	43	(3)	1	4	—	45
Real estate	31	52	—	7	—	90
Other	3	—	—	—	—	3

Total	$464	$(38)	$34	$8	$—	$468

Additional information relating to significant postretirement plans

	2011	2010
Weighted-average health-care cost trend rate assumed for the following year	12.94%	15.18%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018

Effect of one-percentage-point change in assumed health-care cost trend rates

	1-Percentage Point Increase	1-Percentage Point Decrease
Effect on total of service and interest cost components	$4	$(4)
Effect on benefit obligation	75	(65)

Estimated future benefits payments

		Postretirement Benefits
Year	Pension Benefits	Gross Projected Benefit Payments Before Medicare Part D Subsidies	Expected Medicare Part D Subsidies	Net Projected Benefit Payments After Medicare Part D Subsidies
2012	$407	$109	$3	$106
2013	399	112	3	109
2014	395	113	4	109
2015	395	112	4	108
2016	397	111	4	107
2017-2021	1,951	530	26	504